LONG-TERM DEBT - Additional Information (Details) $ in Millions			12 Months Ended
	May 29, 2015 USD ($)	Jun. 16, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 25, 2019 USD ($)	Dec. 31, 2017 CAD ($)	Nov. 27, 2017 USD ($)	Nov. 03, 2016 USD ($)	Jun. 25, 2014 USD ($)	Jun. 10, 2013 USD ($)	Mar. 23, 2012 USD ($)	Dec. 18, 2009 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,857,700,000	$ 1,592,400,000
Proceeds from term loan and notes payable (Note 26)			730,000,000	300,500,000
Repayments of borrowings, classified as financing activities			460,900,000	484,500,000
$300 million senior debt notes, November 27,2017
Disclosure of detailed information about borrowings [line items]
Borrowings			297,500,000	0			$ 300,000,000.0
Borrowings, interest rate							4.625%
$500 million senior debt notes
Disclosure of detailed information about borrowings [line items]
Borrowings			496,200,000	495,600,000					$ 500,000,000
Borrowings, interest rate									4.95%
$300 million senior debt notes
Disclosure of detailed information about borrowings [line items]
Borrowings			295,100,000	294,900,000						$ 300,000,000
$300 million senior debt notes, Series A
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 35,000,000
Borrowings, interest rate										3.64%
$300 million senior debt notes, Series B
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 265,000,000
Borrowings, interest rate										4.78%
$500 million senior debt notes
Disclosure of detailed information about borrowings [line items]
Borrowings			484,600,000	484,100,000							$ 500,000,000
$270 million senior debt notes
Disclosure of detailed information about borrowings [line items]
Borrowings			181,400,000	181,300,000								$ 270,000,000
$500 million senior debt notes, March 23, 2012, Series A
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 75,000,000
Borrowings, interest rate											3.89%
$500 million senior debt notes, March 23, 2012, Series B
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 85,000,000
Borrowings, interest rate											4.36%
$500 million senior debt notes, March 23, 2012, Series C
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 200,000,000
Borrowings, interest rate											4.76%
$500 million senior debt notes, March 23, 2012, Series D
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 140,000,000
Borrowings, interest rate											4.91%
$270 million senior debt notes, Series A
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 15,000,000
Borrowings, interest rate												5.53%
$270 million senior debt notes. Series B
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 73,500,000
Borrowings, interest rate												6.45%
$270 million senior debt notes. Series C
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 181,500,000
Borrowings, interest rate												6.97%
$1 billion revolving facility
Disclosure of detailed information about borrowings [line items]
Borrowings			27,000,000	116,200,000
Line of credit facility maximum borrowing capacity	$ 1,000,000,000.0
Proceeds from term loan and notes payable (Note 26)			355,000,000
Repayments of borrowings, classified as financing activities			445,000,000
$1 billion revolving facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.20%
Line of credit facility commitment fee percentage	0.24%
$1 billion revolving facility | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.25%
Line of credit facility commitment fee percentage	0.45%
$75 million revolving facility
Disclosure of detailed information about borrowings [line items]
Borrowings			72,600,000	0
Proceeds from term loan and notes payable (Note 26)			75,000,000
Long-term debt from 50% interest of Canadian Malartic
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 3,300,000	$ 20,300,000
Canadian Malartic Corporation
Disclosure of detailed information about borrowings [line items]
Interest		50.00%	50.00%	50.00%
Canadian Malartic Corporation | Long-term debt from 50% interest of Canadian Malartic
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities			$ 14,900,000
Gross finance lease obligations			3,300,000			$ 4.1
Payments of finance lease liabilities, classified as financing activities			$ 2,600,000
Canadian Malartic Corporation | Long-term debt from 50% interest of Canadian Malartic | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.50%			3.50%
Canadian Malartic Corporation | Long-term debt from 50% interest of Canadian Malartic | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.70%			4.70%
Brio Gold
Disclosure of detailed information about borrowings [line items]
Line of credit facility maximum borrowing capacity								$ 75,000,000
Debt agreement, term			3 years
Line of credit facility maximum borrowing capacity, after two years					$ 50,000,000
Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 14,300,000	$ 11,900,000